NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)	15,266,714	48,216,005
Common Shares Issuable Upon Exercise Of Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)	7,710,280
Common shares issuable upon exercise of common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)	7,556,434	7,210,742
Common shares issuable upon conversion of notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)		1,386,344
Shares issuable upon conversion of preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)		39,618,919